Income (loss) per share	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
9. Income (loss) per share
	2014	2013	2012
Comprehensive income (loss) for the year	$(1,563,361)	$(5,341,561)	$2,062,728

Weighted average number of shares outstanding:
Common shares issued	44,375,540	40,882,108	38,453,392
Convertible Preferred Shares (i)	-	778,082	2,000,000
Basic	44,375,540	41,660,190	40,453,392
Additional shares related to assumed
exercise of stock options and US$ Warrants
under the treasury stock method (ii)	-	-	337,070
Contingently issuable Preferred Shares (ii)	-	-	8,000,000
Fully diluted	44,375,540	41,660,190	48,790,462

Net loss per share – Basic	$(0.04)	$(0.13)	$0.05
Net loss per share – Fully diluted	$(0.04)	$(0.13)	$0.04

(i)	A total of 2,000,000 of the Preferred Shares (see note 8) are included in the above noted basic income (loss) per share calculation for the years ended December 31, 2012 and 2013, as the criteria for them to convert to common shares had been met up to their formal conversion in May 2013. The remaining 8,000,000 Preferred Shares are contingently issuable, and are included in the diluted number of shares outstanding if applicable.

(ii)	In periods in which a loss results, all outstanding stock options, common share purchase Warrants and the 8,000,000 Preferred Shares are excluded from the fully diluted loss per share calculations as their effect is anti-dilutive.